Shareholder Report, Line Graph (Details) 195205_Roundhill Meme Stock ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Oct. 07, 2025	Dec. 31, 2025
Roundhill Meme Stock ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Roundhill Meme Stock ETF NAV
Accumulated Value	$ 10,000	$ 6,247
Solactive GBS Global Markets All Cap USD Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Solactive GBS Global Markets All Cap USD Index TR
Accumulated Value	$ 10,000	$ 10,247